OTHER RECEIVABLES AND PREPAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of OTHER RECEIVABLES AND PREPAYMENTS [Line Items]
Prepayments	¥ 4,673	¥ 2,152
VAT recoverable	0	0
Current prepayments and other current assets	¥ 4,673	¥ 2,152